Goodwill and Other Intangible Assets, net - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,584.6	$ 1,552.8
Total other intangible assets, gross	2,274.4	2,235.9
Accumulated Amortization	549.9	448.7
Total	1,034.7	1,104.1
Total other intangible assets, net carrying amount	1,724.5	1,787.2
Customer relationships
Intangible Assets [Line Items]
Gross Carrying Amount	1,494.2	1,466.3
Accumulated Amortization	479.9	391.7
Total	1,014.3	1,074.6
Chemical supply agreement
Intangible Assets [Line Items]
Gross Carrying Amount	55.0	52.8
Accumulated Amortization	51.1	41.5
Total	3.9	11.3
Other
Intangible Assets [Line Items]
Gross Carrying Amount	35.4	33.7
Accumulated Amortization	18.9	15.5
Total	16.5	18.2
Trademarks and tradenames
Intangible Assets [Line Items]
Indefinite-lived intangible assets	689.8	683.1
Accumulated Amortization	0	0
Indefinite-lived intangible assets	$ 689.8	$ 683.1